Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES INSURANCE SERIES
Entity Central Index Key	0000912577
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000026775
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 76,506,728
Holdings Count | Holding	172
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$76,506,728
Number of Investments	172
Portfolio Turnover	10%
Portfolio Turnover (excluding sales from dollar-roll transactions)	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.4%
U.S. Government Agency Securities	1.6%
Non-Agency Mortgage-Backed Securities	2.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.3%
Asset-Backed Securities	5.3%
U.S. Treasury Securities	15.8%
U.S. Government Agency Mortgage-Backed Securities	69.4%

Material Fund Change [Text Block]
C000026768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Money Fund II
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 82,578,188
Holdings Count | Holding	88
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$82,578,188
Number of Investments	88

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	14.3%
U.S. Government Agency Securities	15.5%
Repurchase Agreements	70.1%

Material Fund Change [Text Block]
C000026776
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Primary Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 117,895,957
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$117,895,957
Number of Investments	468
Portfolio Turnover	17%

Holdings [Text Block]

Top Index Classification (% of Net Assets)

Value	Value
Independent Energy	3.8%
Building Materials	3.9%
Consumer Cyclical Services	4.0%
Gaming	4.6%
Health Care	4.8%
Packaging	5.0%
Cable Satellite	5.8%
Automotive	6.2%
Midstream	6.3%
Insurance - P&C	8.3%
Technology	12.2%

Material Fund Change [Text Block]
C000026777
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 117,895,957
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$117,895,957
Number of Investments	468
Portfolio Turnover	17%

Holdings [Text Block]

Top Index Classification (% of Net Assets)

Value	Value
Independent Energy	3.8%
Building Materials	3.9%
Consumer Cyclical Services	4.0%
Gaming	4.6%
Health Care	4.8%
Packaging	5.0%
Cable Satellite	5.8%
Automotive	6.2%
Midstream	6.3%
Insurance - P&C	8.3%
Technology	12.2%

Material Fund Change [Text Block]
C000026779
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Primary Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
AssetsNet	$ 122,227,991
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$122,227,991
Number of Investments	167
Portfolio Turnover	18%

Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.1%
Utilities	1.4%
Consumer Staples	2.1%
Communication Services	2.6%
Real Estate	4.1%
Materials	4.6%
Financials	9.6%
Consumer Discretionary	12.2%
Industrials	14.6%
Information Technology	17.1%
Health Care	30.2%

Material Fund Change [Text Block]
C000026780
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$93	1.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
AssetsNet	$ 122,227,991
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$122,227,991
Number of Investments	167
Portfolio Turnover	18%

Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.1%
Utilities	1.4%
Consumer Staples	2.1%
Communication Services	2.6%
Real Estate	4.1%
Materials	4.6%
Financials	9.6%
Consumer Discretionary	12.2%
Industrials	14.6%
Information Technology	17.1%
Health Care	30.2%

Material Fund Change [Text Block]
C000026773
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Primary Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 181,978,551
Holdings Count | Holding	681
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$181,978,551
Number of Investments	681
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.2%
Bank Loan Core Fund	0.3%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Emerging Markets Core Fund	1.7%
International Equity Securities	2.5%
Project and Trade Finance Core Fund	2.7%
Cash Equivalents	3.9%
Domestic Equity Securities	39.7%
Domestic Fixed Income Securities	47.5%

Material Fund Change [Text Block]
C000199834
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 181,978,551
Holdings Count | Holding	681
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$181,978,551
Number of Investments	681
Portfolio Turnover	30%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.2%
Bank Loan Core Fund	0.3%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Emerging Markets Core Fund	1.7%
International Equity Securities	2.5%
Project and Trade Finance Core Fund	2.7%
Cash Equivalents	3.9%
Domestic Equity Securities	39.7%
Domestic Fixed Income Securities	47.5%

Material Fund Change [Text Block]
C000026769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Primary Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 141,527,759
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,527,759
Number of Investments	383
Portfolio Turnover	10%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.9%
Repurchase Agreements	2.1%
Corporate Bonds	96.8%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 141,527,759
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,527,759
Number of Investments	383
Portfolio Turnover	10%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.9%
Repurchase Agreements	2.1%
Corporate Bonds	96.8%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]